Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$165,344,168.40	0.8736350	$152,277,848.90	0.8045961	$13,066,319.50
Total Securities	$165,344,168.40	0.1646428	$152,277,848.90	0.1516319	$13,066,319.50

Weighted Avg. Coupon (WAC)	4.66%		4.68%
Weighted Avg. Remaining Maturity (WARM)	24.54		23.66
Pool Receivables Balance	$189,496,034.98		$176,204,639.54
Remaining Number of Receivables	26,301		25,607

Adjusted Pool Balance	$187,058,080.15		$173,991,760.65

III. COLLECTIONS

Principal:
Principal Collections					$13,009,620.40
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$145,117.24
Total Principal Collections					$13,154,737.64

Interest:
Interest Collections					$745,374.26
Late Fees & Other Charges					$32,624.66
Interest on Repurchase Principal					$-
Total Interest Collections					$777,998.92

Collection Account Interest					$433.52
Reserve Account Interest					$200.62
Servicer Advances					$-

Total Collections					$13,933,370.70

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$13,933,370.70
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$13,933,370.70
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$157,913.36		$157,913.36	$157,913.36
Collection Account Interest					$433.52
Late Fees & Other Charges					$32,624.66
Total due to Servicer					$190,971.54

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$179,122.85		$179,122.85

Total Interest:		$179,122.85		$179,122.85	$179,122.85

Available Funds Remaining:					$13,563,276.31

3. Regular Principal Distribution Amount:					$13,066,319.50

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,066,319.50
Class A Notes Total:		$13,066,319.50		$13,066,319.50
Total Noteholders Principal				$13,066,319.50

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					496,956.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,437,954.83
Beginning Period Amount	$2,437,954.83
Current Period Amortization	$225,075.94
Ending Period Required Amount	$2,212,878.89
Ending Period Amount	$2,212,878.89
Next Distribution Date Amount	$2,000,460.72

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	37
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool		11.61%	12.48%	12.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.13%	25,128	97.30%	$171,447,206.47
30 - 60 Days	1.46%	374	2.07%	$3,641,883.62
61 - 90 Days	0.32%	83	0.51%	$897,002.35
91 + Days	0.09%	22	0.12%	$218,547.10
		25,607		$176,204,639.54
Total
Delinquent Receivables 61 + days past due	0.41%	105	0.63%	$1,115,549.45
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	100	0.55%	$1,033,916.11
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	108	0.60%	$1,211,643.25
Three-Month Average Delinquency Ratio	0.40%		0.59%

Repossession in Current Period		14		$158,917.21
Repossession Inventory		45		$89,943.54

Charge-Offs
Gross Principal of Charge-Off for Current Period				$281,775.04
Recoveries				$(145,117.24)
Net Charge-offs for Current Period				$136,657.80

Beginning Pool Balance for Current Period				$189,496,034.98

Net Loss Ratio				0.87%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.91%
Three-Month Average Net Loss Ratio for Current Period				0.82%

Cumulative Net Losses for All Periods				$7,228,318.78
Cumulative Net Losses as a % of Initial Pool Balance				0.65%

Principal Balance of Extensions				$860,759.58
Number of Extensions				88

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